Statement of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Aug. 03, 2016	0
Beginning balance, value at Aug. 03, 2016	$ 0	$ 0	$ 0	$ 0
Issuance of common stock, shares	5,724,950
Issuance of common stock, value	$ 1,724	550,437		552,161
Stock split, shares	27,472,819
Stock split, value	$ 8,233	(8,233)
Net loss			(8,626)	(8,626)
Ending balance, shares at Dec. 31, 2016	33,197,769
Ending balance, value at Dec. 31, 2016	$ 9,957	$ 542,204	$ (8,626)	543,535
Net loss				(332,770)
Ending balance, value at Sep. 30, 2017				$ 281,488